Prospectus Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2024

Emerging Markets Leaders Portfolio (the "Fund")

Effective on June 18, 2024, the maximum expense ratio of each share Class of the Fund will be decreased. Accordingly, effective on June 18, 2024, the Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	0.38%	0.40%	0.41%	0.33%
Total Annual Fund Operating Expenses[3]	1.13%	1.40%	2.16%	1.08%
Fee Waiver and/or Expense Reimbursement[3]	0.14%	0.05%	0.06%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.99%	1.35%	2.10%	0.95%

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$345	$609	$1,362
Class A	$655	$940	$1,246	$2,112
Class C	$313	$670	$1,154	$2,295
Class R6	$97	$331	$583	$1,305

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$101	$345	$609	$1,362
Class A	$655	$940	$1,246	$2,112
Class C	$213	$670	$1,154	$2,295
Class R6	$97	$331	$583	$1,305

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I, 1.35% for Class A, 2.10% for Class C and 0.95% for Class R6. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.

The second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted in its entirety and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Funds, if necessary, if such fees would cause the total annual operating expenses of each Fund to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for each Fund (except Emerging Markets Leaders Portfolio) will continue for at least one year from the date of this Prospectus (and for Emerging Markets Leaders Portfolio, will continue until at least June 18, 2025) or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The second row of the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class C and Class R6 shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6
Emerging Markets Leaders	0.99%	1.35%	N/A	2.10%	0.95%

Please retain this supplement for future reference.

  IFIEMLPROSPT 6/24

Prospectus Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2024

Emerging Markets Leaders Portfolio (Class IR) (the "Fund")

Effective on June 18, 2024, the maximum expense ratio of Class IR shares of the Fund will be decreased. Accordingly, effective on June 18, 2024, the Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee	0.75%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	29.23%
Total Annual Fund Operating Expenses[1]	29.98%
Fee Waiver and/or Expense Reimbursement[1]	29.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$97	$4,875	$7,564	$10,202

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

1  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class IR. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on June 18, 2024.

The second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted in its entirety and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Funds, if necessary, if such fees would cause the total annual operating expenses of each Fund to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waiver and/or expense reimbursement for each Fund, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for each Fund (except Emerging Markets Leaders Portfolio) will continue for at least one year from the date of this Prospectus (and for Emerging Markets Leaders Portfolio, will continue until at least June 18, 2025) or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The second row of the second table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class IR shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class IR
Emerging Markets Leaders	0.95%

Please retain this supplement for future reference.

  IFIEMLIRPROSPT 6/24

Statement of Additional Information Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2024

Emerging Markets Leaders Portfolio (the "Fund")

Effective on June 18, 2024, the maximum expense ratio of each share Class of the Fund will be decreased. Accordingly, effective on June 18, 2024, the Fund's Statement of Additional Information is hereby amended as follows:

The second paragraph under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" is hereby deleted in its entirety and replaced with the following:

The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Company's Board of Directors, makes or oversees the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Fund's investments. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive from each class of shares of the Funds an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the below table reflecting the contractual advisory fee and the maximum expense ratios for the Funds. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Funds, if necessary, if such fees would cause the total annual operating expenses of the Funds to exceed the percentage of average daily net assets set forth in the below table reflecting the contractual advisory fee and the maximum expense ratios for the Funds. In determining the actual amount of fee waiver and/or expense reimbursement for the Funds, if any, the Adviser excludes from total annual operating expenses, acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Funds (except Emerging Markets Leaders Portfolio) will continue for at least one year from the date of each Prospectus (and for Emerging Markets Leaders Portfolio, will continue until at least June 18, 2025) or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The information in the eighth row of the second table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the maximum expense ratios for the Fund is hereby deleted in its entirety and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6	Expense Cap Class IR
Emerging Markets Leaders	0.75% of the portion of the daily net assets not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	0.99%	1.35%	N/A	2.10%	0.95%	0.95%

Please retain this supplement for future reference.